Business Combinations - Schedule of Management Estimation on the Combined Revenue and Profit for the Year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business combinations [Abstract]
Net Revenue	R$ 3,248,442	R$ 2,777,354	R$ 2,534,127
Profit for the year	R$ 58,759	R$ 43,377	R$ 317,894